Events After the Reporting Period	12 Months Ended
Dec. 31, 2023
Events After the Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD

NOTE 17 - EVENTS AFTER THE REPORTING PERIOD:

Portugal

In February 2024, the Company provided APDL with a bank Guarantee at the amount of EUR 150,000 and on March 5, 2024, APDL signed the TURH for the establishment of the first 1MW project (see Note 16c).

USA

On January 3, 2024 the Company signed a pilot test agreement for the development of a wave energy pilot in the AltaSea premises in the Port of Los Angeles between the Company and Shell International Exploration and Production Inc. (see Note 16d).